Summary of Significant Accounting Policies and Use of Estimates - Schedule of Useful Lives for the Depreciation (Details)	Dec. 31, 2025
Rental electric scooters [Member] | Minimum [Member]
Schedule of Useful Lives for the Depreciation [Line Items]
Useful lives for the depreciation	2 years
Rental electric scooters [Member] | Maximum [Member]
Schedule of Useful Lives for the Depreciation [Line Items]
Useful lives for the depreciation	3 years
Rental electric bikes [Member] | Minimum [Member]
Schedule of Useful Lives for the Depreciation [Line Items]
Useful lives for the depreciation	2 years
Rental electric bikes [Member] | Maximum [Member]
Schedule of Useful Lives for the Depreciation [Line Items]
Useful lives for the depreciation	3 years
Rental electric mopeds [Member] | Minimum [Member]
Schedule of Useful Lives for the Depreciation [Line Items]
Useful lives for the depreciation	3 years
Rental electric mopeds [Member] | Maximum [Member]
Schedule of Useful Lives for the Depreciation [Line Items]
Useful lives for the depreciation	4 years
Furniture and fixtures [Member] | Minimum [Member]
Schedule of Useful Lives for the Depreciation [Line Items]
Useful lives for the depreciation	3 years
Furniture and fixtures [Member] | Maximum [Member]
Schedule of Useful Lives for the Depreciation [Line Items]
Useful lives for the depreciation	7 years
Leasehold improvements [Member] | Minimum [Member]
Schedule of Useful Lives for the Depreciation [Line Items]
Useful lives for the depreciation	1 year
Leasehold improvements [Member] | Maximum [Member]
Schedule of Useful Lives for the Depreciation [Line Items]
Useful lives for the depreciation	5 years